Share-Based Compensation - Restricted Stock (Details) shares in Thousands		12 Months Ended
	Apr. 14, 2020	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares
Weighted Average Grant Date Fair Value(a)
Stock split, conversion ratio	0.005
Restricted stock
Shares of Unvested Restricted Stock(a)
Unvested restricted stock, beginning balance (in shares) | shares		59	66	45
Granted (in shares) | shares		30	30	49
Vested (in shares) | shares		(30)	(29)	(22)
Forfeited (in shares) | shares		(7)	(8)	(6)
Unvested restricted stock, ending balance (in shares) | shares		52	59	66
Weighted Average Grant Date Fair Value(a)
Unvested restricted stock, beginning balance (in usd per share) | $ / shares		$ 886	$ 1,274	$ 2,278
Granted (in usd per share) | $ / shares		530	746	1,080
Vested (in usd per share) | $ / shares		876	1,534	2,746
Forfeited (in usd per share) | $ / shares		744	1,204	1,664
Unvested restricted stock, ending balance (in usd per share) | $ / shares		$ 710	$ 886	$ 1,274